Long-Term Debt (Capital Lease Obligations and Other Debt Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Capital lease obligations	$ 25,588	$ 22,323
New Corporate Office [Member] | Brentwood, Tennessee [Member]
Debt Instrument [Line Items]
Capital lease obligations	$ 18,700